Leases (Details) - Schedule of Cash Flow Information ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Cash Flow Information [Abstract]
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 331	$ 46	¥ 6,603
Derecognition of right-of use-assets			7,408
Derecognition of lease liabilities			¥ 5,658